Impairment of Long-Lived Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impairment of Long-Lived Assets [Line Items]
Impairment of gaming assets, property and equipment	$ 75,000	$ 339,000